UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

 (Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: November 30, 2019

Date of reporting period: May 31, 2019

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

FLAG-Forensic Accounting Long-Short ETF

Semi-Annual Report

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

FLAG-Forensic Accounting Long-Short ETF

Table of Contents

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its report on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q or Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund’s securities, as well as information relating to how the Fund voted proxies relating to Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; (ii) on the Fund’s website at https://www.flagetf.com; and (iii) on the Commission’s website at https://www.sec.gov.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 132.9%
Communication Services — 8.2%
CenturyLink	7,935	$82,921
Cinemark Holdings(A)	2,361	89,694
John Wiley & Sons, Cl A	2,193	91,624
Liberty Latin America, Cl C(A) *	5,000	85,950
News, Cl A(A)	7,814	89,001
Omnicom Group(A)	1,320	102,115
Telephone & Data Systems	3,083	88,821
United States Cellular *	2,079	90,541
		720,667
Consumer Discretionary — 20.3%
American Eagle Outfitters(A)	4,354	75,760
BorgWarner(A)	1,461	51,836
Foot Locker(A)	1,632	64,219
Ford Motor(A)	11,159	106,234
General Motors(A)	2,628	87,618
Goodyear Tire & Rubber(A)	5,361	71,891
H&R Block(A)	3,651	95,839
Harley-Davidson(A)	2,260	73,947
Kohl’s(A)	1,376	67,864
Lear(A)	725	86,297
Macy’s(A)	3,953	81,313
Newell Brands	6,274	84,197
Nordstrom(A)	2,154	67,420
PulteGroup(A)	3,343	103,633
Qurate Retail *	5,996	75,130
Starbucks	1,322	100,551
Target(A)	1,213	97,586
Thor Industries(A)	1,577	81,436
United Continental Holdings(A) *	1,224	95,044
Urban Outfitters(A) *	1,340	30,110
Viacom, Cl B(A)	3,442	99,921
Whirlpool(A)	730	83,862
		1,781,708
Consumer Staples — 6.4%
Ingredion(A)	1,035	78,825
Kroger(A)	3,963	90,396
Molson Coors Brewing, Cl B	1,622	89,178
Pilgrim’s Pride(A) *	1,784	45,617
TreeHouse Foods(A) *	1,505	78,456
Description	Shares	Fair Value
Consumer Staples — (Continued)
Walgreens Boots Alliance(A)	1,545	$76,230
Walmart(A)	990	100,426
		559,128
Energy — 7.8%
ConocoPhillips(A)	367	21,638
CVR Energy	2,290	97,256
Devon Energy(A)	3,071	77,267
Helmerich & Payne	576	28,172
HollyFrontier	1,892	71,858
Marathon Oil(A)	5,634	74,087
Patterson-UTI Energy	6,826	72,561
PBF Energy, Cl A	2,950	77,880
Peabody Energy(A)	3,416	80,344
Phillips 66	988	79,831
		680,894
Financials — 17.6%
Affiliated Managers Group(A)	928	77,785
Allstate(A)	1,015	96,943
CIT Group(A)	2,022	96,126
Evercore, Cl A(A)	1,056	81,555
Fidelity National Financial(A)	2,583	99,575
First American Financial(A)	1,856	95,862
Franklin Resources(A)	2,931	93,264
Hanover Insurance Group(A)	832	101,637
Hartford Financial Services Group(A)	1,955	102,950
Lazard, Cl A(A)(B)	2,680	83,509
Mercury General	1,901	109,593
MetLife(A)	2,262	104,527
Prudential Financial(A)	1,050	96,999
Santander Consumer USA Holdings(A)	4,631	103,688
Synchrony Financial(A)	3,041	102,269
Virtu Financial, Cl A	4,032	92,816
		1,539,098
Health Care — 19.6%
AbbVie(A)	1,203	92,282
Amgen(A)	516	86,017
Biogen(A) *	418	91,663
Bristol-Myers Squibb(A)	2,005	90,967
Cardinal Health(A)	2,002	84,224
CVS Caremark(A)	1,448	75,832
DaVita(A) *	1,810	78,590
DENTSPLY SIRONA(A)	1,955	105,316
Encompass Health(A)	1,645	96,924
Gilead Sciences(A)	1,510	93,998
HCA Healthcare(A)	750	90,720
Johnson & Johnson(A)	694	91,018
Laboratory Corp of America Holdings *	536	87,159
McKesson(A)	831	101,498
Merck(A)	1,169	92,596
Pfizer	2,288	94,998
Quest Diagnostics(A)	1,086	104,158

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2019 (Unaudited) (Continued)

Description	Shares	Fair Value
Health Care — (Continued)
United Therapeutics(A) *	826	$69,359
Universal Health Services, Cl B(A)	725	86,674
		1,713,993
Industrials — 13.6%
AECOM(A) *	3,299	105,238
AGCO(A)	1,403	93,384
Alaska Air Group(A)	1,749	101,792
American Airlines Group(A)	2,495	67,939
Cummins(A)	619	93,320
Delta Air Lines(A)	1,817	93,575
JetBlue Airways(A) *	5,959	102,674
Macquarie Infrastructure	2,366	94,332
MasTec *	2,084	96,885
Robert Half International(A)	1,476	79,202
Ryder System(A)	1,615	81,558
Southwest Airlines	1,930	91,868
Textron(A)	1,933	87,565
		1,189,332
Information Technology — 25.8%
Akamai Technologies *	1,358	102,339
Apple	510	89,286
Avnet(A)	2,259	92,258
CommScope Holding(A) *	4,607	74,403
Conduent(A) *	6,900	61,410
Corning(A)	2,894	83,463
DXC Technology(A)	1,506	71,595
Hewlett Packard Enterprise(A)	6,303	86,477
HP(A)	5,080	94,895
Intel(A)	1,810	79,713
International Business Machines(A)	691	87,750
Jabil(A)	3,641	89,532
Juniper Networks(A)	3,707	91,229
Leidos Holdings(A)	1,521	114,577
LogMeIn	1,190	85,478
Micron Technology *	2,451	79,927
NCR(A) *	3,624	110,894
ON Semiconductor *	4,678	83,081
Perspecta	4,571	99,237
Qorvo(A) *	1,363	83,388
Sabre(A)	4,144	84,040
Tech Data(A) *	987	89,471
Texas Instruments(A)	529	55,180
Western Digital(A)	2,120	78,906
Western Union(A)	5,180	100,492
Xerox(A)	3,029	92,718
		2,261,739
Materials — 4.9%
CF Industries Holdings	2,392	96,254
Domtar(A)	1,963	82,544
Huntsman(A)	4,491	78,009
Louisiana-Pacific	849	19,375
Description	Shares	Fair Value
Materials — (Continued)
Olin	4,135	$81,087
WestRock(A)	2,067	67,384
		424,653
Real Estate — 4.1%
Apple Hospitality‡	5,875	90,710
Hospitality Properties Trust‡(A)	3,670	91,273
Host Hotels & Resorts‡(A)	5,062	91,673
Sunstone Hotel Investors‡(A)	6,272	84,170
		357,826
Utilities — 4.6%
Avangrid(A)	948	47,457
Exelon(A)	1,904	91,544
NRG Energy(A)	2,247	76,488
PG&E *	5,440	93,024
Portland General Electric(A)	1,847	97,632
		406,145

Total Common Stock (Cost $12,833,993)		11,635,183

Total Investments – 132.9% (Cost $12,833,993)		11,635,183

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (33.5)%

Communication Services — (1.1)%
Liberty Broadband, Cl A*	(301)	(29,354)
Netflix*	(205)	(70,372)
		(99,726)
Consumer Discretionary — (7.1)%
Amazon.com*	(39)	(69,228)
Chegg*	(1,948)	(72,972)
Five Below*	(602)	(77,495)
GrubHub*	(1,090)	(71,013)
Kontoor Brands*	(120)	(3,516)
Marriott Vacations Worldwide	(773)	(69,493)
Ollie’s Bargain Outlet Holdings*	(865)	(85,393)
Roku, Cl A*	(1,161)	(104,954)
VF	(846)	(69,271)
		(623,335)
Consumer Staples — (0.8)%
Keurig Dr Pepper	(2,584)	(72,843)

Energy — (1.5)%
Antero Midstream	(5,411)	(66,122)
Cheniere Energy*	(1,086)	(68,614)
		(134,736)
Financials — (3.5)%
Alexandria Real Estate Equities‡	(504)	(73,791)
CME Group, Cl A	(443)	(85,109)
KKR	(3,106)	(69,202)
LendingTree*	(210)	(78,905)
		(307,007)

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

May 31, 2019 (Unaudited) (Concluded)

Description	Shares	Fair Value
Health Care — (7.6)%
Agios Pharmaceuticals*	(1,131)	$(52,218)
Alnylam Pharmaceuticals*	(836)	(56,447)
Exact Sciences*	(874)	(90,573)
FibroGen*	(1,228)	(44,503)
Guardant Health*	(990)	(76,111)
Intercept Pharmaceuticals*	(660)	(54,661)
Sage Therapeutics*	(454)	(78,029)
Sarepta Therapeutics*	(619)	(70,473)
Seattle Genetics*	(960)	(62,467)
Teladoc Health*	(1,418)	(82,414)
		(667,896)
Industrials — (3.2)%
Axon Enterprise*	(1,374)	(91,756)
CoStar Group*	(157)	(80,013)
HEICO	(302)	(36,720)
TransUnion	(1,107)	(72,553)
		(281,042)
Information Technology — (6.7)%
2U*	(1,059)	(40,231)
Advanced Micro Devices*	(2,900)	(79,489)
Paylocity Holding*	(830)	(83,183)
salesforce.com*	(466)	(70,557)
Square, Cl A*	(382)	(23,665)
SS&C Technologies Holdings	(1,173)	(65,278)
Trade Desk, Cl A*	(400)	(79,524)
Twilio, Cl A*	(571)	(75,366)
Zendesk*	(876)	(73,803)
		(591,096)
Materials — (0.9)%
International Flavors & Fragrances	(568)	(76,918)

Real Estate — (0.9)%
Rexford Industrial Realty‡	(2,021)	(76,394)

Total Common Stock (Proceeds $2,852,619)		(2,930,993)

Total Securities Sold Short – (33.3)% (Proceeds $2,852,619)		$(2,930,993)

Percentages are based on Net Assets of $8,757,542.

*       Non-income producing security.

‡      Real Estate Investment Trust

(A)      Substantially all of the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at May 31, 2019 was $7,740,091.

(B)      Securities considered Master Limited Partnership. At May 31, 2019, these securities amounted to $83,509 or 1.0% of Net Assets.

Cl — Class

As of May 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ending May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Assets and Liabilities

May 31, 2019 (Unaudited)

Assets:
Investments, at Fair Value	$11,635,183
Cash and Cash Equivalents	33,502
Dividends Receivable	30,725
Total Assets	11,699,410

Liabilities:
Securities Sold Short, at Fair Value	2,930,993
Advisory Fees Payable	6,891
Dividends Payable on Securities Sold Short	549
Due to Broker	3,435
Total Liabilities	2,941,868

Net Assets	$8,757,542

Net Assets Consist of:
Paid-in Capital	$13,383,124
Total Distributable Loss	(4,625,582)
Net Assets	$8,757,542

Investments, at Cost	$12,833,993
Securities Sold Short, Proceeds	2,852,619
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	250,000
Net Asset Value, Offering and Redemption Price Per Share	$35.03

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Operations

For the six months ended May 31, 2019 (Unaudited)

Investment Income:
Dividend Income	$205,067
Interest Income	199
Total Investment Income	205,266

Expenses:
Advisory Fees	48,772
Stock Loan Fees	28,211
Dividend Expense	9,199
Total Expenses	86,182

Net Investment Income	119,084

Net Realized Gain (Loss) on:
Investments(1)	7,069
Securities Sold Short	(23,124)
Net Change in Unrealized Appreciation (Depreciation):
Investments	(1,169,968)
Securities Sold Short	(520,015)
Net Realized and Unrealized Loss on Investments and Securities Sold Short	(1,706,038)

Net Decrease in Net Assets Resulting from Operations	$(1,586,954)

(1)       Includes realized gains as a result of in-kind transactions (See Note 4 in the Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statements of Changes in Net Assets

	Six Months Ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Operations:
Net Investment Income	$119,084	$233,264
Net Realized Gain (Loss) on Investments and Securities Sold Short(1)	(16,055)	808,291
Net Change in Unrealized Depreciation on Investments and Securities Sold Short	(1,689,983)	(856,361)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,586,954)	185,194
Distributions to Shareholders	(128,595)	(237,420)
Capital Share Transactions:
Issued	–	12,694,236
Redeemed	(3,881,548)	(16,858,704)
Decrease in Net Assets from Capital Share Transactions	(3,881,548)	(4,164,468)
Total Decrease in Net Assets	(5,597,097)	(4,216,694)
Net Assets:
Beginning of Period/Year	14,354,639	18,571,333
End of Period/Year	$8,757,542	$14,354,639
Share Transactions:
Issued	–	300,000
Redeemed	(100,000)	(400,000)
Net Decrease in Shares Outstanding from Share Transactions	(100,000)	(100,000)

(1)       Includes realized gains as a result of in-kind transactions (See Note 4 in the Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Cash Flows

For the six months ended May 31, 2019 (Unaudited)

Cash Flows from Operating Activities
Net Decrease in Net Assets Resulting from Operations	$(1,586,954)
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of Long-Term Portfolio Investments	(6,491,696)
Proceeds from Sales of Long-Term Portfolio Investments	6,526,157
Payments to Cover Securities Sold Short	(3,581,362)
Proceeds from Securities Sold Short	2,248,386
Cash Received from In-Kind Sales	1,305,336
Realized Gain on Investments	(7,069)
Realized Loss on Securities Sold Short	23,124
Change in Unrealized Depreciation from Investments	1,169,968
Change in Unrealized Depreciation from Securities Sold Short	520,015
Decrease in Dividends Receivable	7,375
Decrease in Advisory Fees Payable	(3,025)
Increase in Dividends Payable on Securities Sold Short	275

Net Cash Provided by Operating Activities	130,530

Cash Flows from Financing Activities
Dividend Distributions Paid	(128,595)
Decrease in Payable to Broker	(2,957)
Payments for Shares Received	(33)

Net Cash Used in Financing Activities	(131,585)

Net Decrease in Cash	(1,055)

Cash and Cash Equivalents — Beginning of Year	34,557

Cash and Cash Equivalents — End of Year	$33,502

Supplemental Disclosure for Non Cash Operating Activities:
Investments Received for In-Kind Creations	$317
Investments Redeemed for In-Kind Redemptions	$5,187,167

Supplemental Disclosure for Non Cash Financing Activities:
Capital Shares Issued for In-Kind Creations	$—
Capital Shares Issued for In-Kind Redemptions	$3,882,548

Supplemental Disclosure of Cash Flow Information:
Cash Paid for Stock Loan Fee	$28,211

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period/ Year	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period/Year	Market Price, End of Period	Total Return(1)		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
2019**	$41.01	$0.40	$(5.95)	$(5.55)	$(0.43)	$—	$(0.43)	$35.03	$34.97	(13.57	)%(8)	$8,758	1.50	%(7)†	2.08%†	59%
2018	$41.27	$0.51	$(0.25)	$0.26	$(0.52)	$—	$(0.52)	$41.01	$40.93	0.61%		$14,355	1.52	%(6)	1.21%	68%
2017	$37.30	$0.61	$4.01	$4.62	$(0.65)	$—	$(0.65)	$41.27	$41.28	12.50%		$18,571	1.61	%(5)	1.57%	71%
2016	$31.47	$0.56	$5.84	$6.40	$(0.57)	$—	$(0.57)	$37.30	$37.31	20.67%		$11,189	1.62	%(4)	1.74%	79%
2015	$32.65	$0.48	$(1.18)	$(0.70)	$(0.48)	$—	$(0.48)	$31.47	$30.73	(2.17)%		$11,016	0.99	%(3)	1.47%	112%
2014	$31.16	$0.39	$3.76	$4.15	$(0.56)	$(2.10)	$(2.66)	$32.65	$32.67	14.45%		$16,327	0.85%		1.26%	26%

*         Per share data calculated using average shares method.

**        For the six month period ended May 31, 2019 (unaudited).

†         Annualized

(1)        Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)              Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)              Dividend expense and excise tax expense totaled 0.13% and 0.01%, respectively, of average net assets for the year ended November 30, 2015. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(4)              Dividend expense and stock loan fees totaled 0.21% and 0.56%, respectively, of average net assets for the year ended November 30, 2016. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(5)              Dividend expense and stock loan fees totaled 0.27% and 0.48%, respectively, of average net assets for the year ended November 30, 2017. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(6)              Dividend expense and stock loan fees totaled 0.17% and 0.56%, respectively, of average net assets for the year ended November 30, 2018. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(7)              Dividend expense and stock loan fees totaled 0.16% and 0.49%, respectively, of average net assets for the period ended May 31, 2019. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(8)              Total return is for the period indicated and has not been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the FLAG-Forensic Accounting Long-Short ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the FLAG LSX-Forensic Accounting Long-Short Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser to the Fund and is subject to the supervision of the Board of Trustees (the “Board”). Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months period ended May 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months period ended May 31, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund intends to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. The Fund’s securities sold short and due to a broker are held with one major securities broker-dealer. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing marginable securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Fund, at least 50,000 shares, is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2019:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
FLAG-Forensic Accounting Long-Short ETF	50,000	$1,600	$1,751,500	$1,600

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City Oklahoma 73120, its principle place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, dividend expenses on short securities, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (“Expense Reimbursement Agreement”) with Vident Financial, LLC (the “Index Provider”). Under the Expense Reimbursement Agreement, the Index Provider assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses.

Sub-Advisory Agreement

The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

The Fund’s Index Provider is affiliated with the Sub-Adviser, but is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund, the Advisor, the Sub Adviser, or the Index Provider.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the six months ended May 31, 2019, the Plan was not operational and, thus, the Fund paid no fees under the Plan. The Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales
FLAG-Forensic Accounting Long-Short ETF	$6,491,696	$6,515,754

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six months ended May 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
FLAG-Forensic Accounting Long-Short ETF	$317	$5,187,167	$306,268

For the year ended November 30, 2018, the Fund had $3,068,934 of net realized gains as a result of in-kind redemptions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) and paid-in capital, as appropriate, in the period that the differences arise.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
FLAG-Forensic Accounting Long-Short ETF
2018	$237,420	$237,420
2017	$218,648	$218,648

As of November 30, 2018, the components of Distributable Earnings/(Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$36,020
Capital Loss Carryforwards	(2,915,615)
Net Unrealized Depreciation	(30,438)
Total Distributable Earnings/(Losses)	$(2,910,033)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses carried forward under these new provisions are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
FLAG-Forensic Accounting Long-Short ETF	$2,691,828	$223,787	$2,915,615

For Federal income tax purposes, the cost of securities owned at November 30, 2018, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes primarily due to wash sales and Master Limited Partnership basis adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, including securities sold short, held by the Fund at May 31, 2019, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
FLAG-Forensic Accounting Long-Short ETF	$12,833,993	$427,850	$(1,626,660)	$(1,198,810)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in securities of the Index, which is comprised of U.S. securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Borrowing Risk: If the Fund borrows money and/or securities, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. The fees and interest which the Fund must pay on borrowings will reduce and may eliminate any net investment profits.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Leverage Risk: The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Mid-Capitalization Risk: The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). Recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) treats “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Act does not contain a provision permitting a regulated investment company, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in regulated investment companies that invest in such REITs will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified REIT dividends” to shareholders.

Short Sales Risk: If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns. In December 2015, the Securities and Exchange Commission (“SEC”) proposed a new rule to regulate the use by registered investment companies, such as the Fund, of derivatives and financial commitment transactions, such as short sales. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear as of the date of the Financial Statements.

Trading Risk: Although the Fund’s shares are currently listed on NYSE Arca, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable.

7. OTHER

At May 31, 2019, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments relevant to registered investment companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (Concluded)

8. REGULATORY MATTERS (continued)

the Statements of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statement were issued. Based on this evaluation, no adjustments were required to the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Board Consideration of Advisory and Sub-Advisory Agreements

May 31, 2019 (Unaudited)

At a meeting on May 23, 2019, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the FLAG-Forensic Accounting Long-Short ETF (the “Fund”):

•    the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC currently provides advisory services to the Fund; and

•    the sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident” and, together with ETC, the “Advisers”), pursuant to which Vident currently provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and each Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

Consistent with these responsibilities, in preparation for the meeting, the Board requested that each Adviser furnish information necessary to evaluate the terms of the Agreements. The Board received an overview of each Adviser’s operations and management of the Fund, including comparative fee data and profitability analyses, and also reviewed information regarding compliance oversight. The Board reviewed the management of the Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Adviser’s overall business generally. Prior to the meeting, the Trustees met to review and discuss the information provided and requested additional information regarding the Agreements, and information was provided in response to this request. The Trustees used this information, as well as other information that each Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and at other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year. During the meeting, representatives from the Advisers presented additional information to help the Board evaluate the Agreements. The Board discussed the information it received and deliberated on the approval of the continuance of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from each Adviser.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by each Adviser to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) each Adviser’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by each Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered each Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Vident with respect to the Fund and monitoring compliance with various Fund policies and procedures and applicable securities regulations; and (ii) Vident’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of each Adviser’s investment

FLAG-Forensic Accounting Long-Short ETF

Board Consideration of Advisory and Sub-Advisory Agreements

May 31, 2019 (Unaudited) (Continued)

personnel, the quality of each Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each Adviser has appropriate compliance policies and procedures in place. The Board noted that it was provided with and reviewed each Adviser’s registration form on Form ADV as well as each Adviser’s responses to a detailed series of questions, which included a description of each Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered each Adviser’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by each Adviser.

Performance

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by Broadridge, an independent third party, comparing the Fund’s performance with the performance of a group of peer funds, as well as a report comparing the Fund’s performance with the performance of the Fund’s underlying index, for various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s supervision of Vident, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Vident for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by Broadridge, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board further noted that the sub-advisory fee was consistent with the range of fees received by Vident for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Vident. The Board further found that the fee reflected a reasonable

FLAG-Forensic Accounting Long-Short ETF

Board Consideration of Advisory and Sub-Advisory Agreements

May 31, 2019 (Unaudited) (Concluded)

allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each Adviser from its relationship with the Fund, and reviewed profitability analyses from each Adviser with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

FLAG-Forensic Accounting Long-Short ETF

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2018 to May 31, 2019) (unless otherwise noted below).

The table below illustrates your Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2018	Ending Account Value 05/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
FLAG-Forensic Accounting Long-Short ETF
Actual Fund Return	$ 1,000.00	$ 864.30	1.50%	$ 6.97
Hypothetical 5% Return	$ 1,000.00	$ 1,017.45	1.50%	$ 7.54

____________

(1)     Expenses are equal to the Fund’s annualized expense ratio (including stock loan fees and dividend expense on securities sold short) multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

FLAG-Forensic Accounting Long-Short ETF

Supplemental Information (Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-SA-001-0700

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 7, 2019